Government loan (Details) - USD ($) $ in Thousands	May 11, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Government loan		$ 4,499	$ 4,499
Paycheck Protection Program from U.S. CARES Act [Member]
Disclosure of detailed information about borrowings [line items]
Government loan	$ 4,500
Loan term	2 years
Interest rate	1.00%